Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated aggregate annual amortization expense
2013	$ 973
2014	594
2015	594
2016	249
Total	$ 2,410	$ 3,751